Debt (Details) - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt
Debt	kr 330,661	kr 324,995
Skr
Debt
Debt	26,067	22,509
USD
Debt
Debt	196,777	203,141
EUR
Debt
Debt	74,575	67,070
AUD
Debt
Debt	9,478	10,281
GBP
Debt
Debt	13,965	10,238
CHF
Debt
Debt	4,366	4,461
Other currencies
Debt
Debt	5,433	7,295
Currency-related contracts
Debt
Debt	4,272	4,802
Interest rate-related contracts
Debt
Debt	326,287	320,014
Equity-related contracts
Debt
Debt		54
Contracts related to commodities, credit risk, etc.
Debt
Debt	kr 102	kr 125